PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Government authorities	$ 651	$ 749
Hedging transaction asset	1,359	2,916
Prepaid expenses	8,819	6,410
Other current assets	1,160	80
Total prepaid expenses and other current assets	$ 11,989	$ 10,155